DERIVATIVE FINANCIAL INSTRUMENTS (Details) (USD $)	3 Months Ended								12 Months Ended				12 Months Ended
	Jun. 30, 2013	Dec. 31, 2009	Dec. 31, 2013	Apr. 16, 2013	Dec. 31, 2012	Sep. 30, 2012 Interest-Rate Cap Agreement [Member]	Dec. 31, 2013 Cash Flow Hedge [Member]	Dec. 31, 2012 Cash Flow Hedge [Member]	Dec. 31, 2012 Cash Flow Hedge [Member] Pay Fixed Interest-Rate Swap Agreement [Member]	Dec. 31, 2013 Cash Flow Hedge [Member] Pay Fixed Interest-Rate Swap Agreement [Member]	Dec. 31, 2013 Cash Flow Hedge [Member] Interest-Rate Cap Agreement [Member]	Dec. 31, 2012 Cash Flow Hedge [Member] Interest-Rate Cap Agreement [Member]	Dec. 31, 2013 No Hedge Designation [Member]	Dec. 31, 2012 No Hedge Designation [Member]	Dec. 31, 2013 No Hedge Designation [Member] Rate-Lock Mortgage Loan Commitments [Member]	Dec. 31, 2012 No Hedge Designation [Member] Rate-Lock Mortgage Loan Commitments [Member]	Dec. 31, 2013 No Hedge Designation [Member] Mandatory Commitments to Sell Mortgage Loans [Member]	Dec. 31, 2012 No Hedge Designation [Member] Mandatory Commitments to Sell Mortgage Loans [Member]	Dec. 31, 2012 No Hedge Designation [Member] Amended Warrant [Member]	Dec. 31, 2013 Other Assets [Member] No Hedge Designation [Member] Rate-Lock Mortgage Loan Commitments [Member]	Dec. 31, 2012 Other Assets [Member] No Hedge Designation [Member] Rate-Lock Mortgage Loan Commitments [Member]	Dec. 31, 2013 Other Assets [Member] No Hedge Designation [Member] Mandatory Commitments to Sell Mortgage Loans [Member]	Dec. 31, 2012 Other Assets [Member] No Hedge Designation [Member] Mandatory Commitments to Sell Mortgage Loans [Member]	Dec. 31, 2013 Other Assets [Member] No Hedge Designation [Member] Amended Warrant [Member]	Dec. 31, 2012 Other Assets [Member] No Hedge Designation [Member] Amended Warrant [Member]	Dec. 31, 2013 Other Liabilities [Member] Cash Flow Hedge [Member] Pay Fixed Interest-Rate Swap Agreement [Member]	Dec. 31, 2012 Other Liabilities [Member] Cash Flow Hedge [Member] Pay Fixed Interest-Rate Swap Agreement [Member]	Dec. 31, 2013 Other Liabilities [Member] No Hedge Designation [Member] Rate-Lock Mortgage Loan Commitments [Member]	Dec. 31, 2012 Other Liabilities [Member] No Hedge Designation [Member] Rate-Lock Mortgage Loan Commitments [Member]	Dec. 31, 2013 Other Liabilities [Member] No Hedge Designation [Member] Mandatory Commitments to Sell Mortgage Loans [Member]	Dec. 31, 2012 Other Liabilities [Member] No Hedge Designation [Member] Mandatory Commitments to Sell Mortgage Loans [Member]	Dec. 31, 2013 Other Liabilities [Member] No Hedge Designation [Member] Amended Warrant [Member]	Dec. 31, 2012 Other Liabilities [Member] No Hedge Designation [Member] Amended Warrant [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount						$ 20,000,000			$ 10,000,000				$ 51,166,000	$ 131,050,000	$ 15,754,000	$ 40,221,000	$ 35,412,000	$ 88,325,000	$ 2,504,000
Average Maturity									2 years				0 years 1 month 6 days	0 years 2 months 12 days	0 years 1 month 6 days	0 years 1 month 6 days	0 years 1 month 6 days	0 years 1 month 6 days	6 years
Fair Value									(739,000)				494,000	787,000	366,000	1,368,000	128,000	(122,000)	(459,000)
Termination fee	600,000
Unrealized loss to be reclassified into earnings over remaining life		1,600,000
Unrecognized premiums											0	0
Fair value of amended warrant was reclassified into shareholders' equity				1,500,000
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			494,000		1,368,000		0	0	0	0			494,000	1,368,000						366,000	1,368,000	128,000	0	0	0
Liability Derivatives			$ 0		$ 1,320,000		$ 0	$ 739,000					$ 0	$ 581,000												$ 0	$ 739,000	$ 0	$ 0	$ 0	$ 122,000	$ 0	$ 459,000